Revenue - Summary breakdown of the Company total revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Interest revenue	$ 28,098	$ 26,436	$ 27,208
Wealth revenue	10,670	9,203	8,686
Payments revenue	8,634	7,166	7,348
Other subscription related revenue	23,804	22,416	25,707
Total revenue	$ 71,206	$ 65,221	$ 68,949